Alaia Market Linked Trust

c/o Beech Hill Securities, Inc.

880 Third Avenue, 16th Floor

New York, New York 10022

October 22, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Alaia Market Linked Trust, Series 4-9,

Strategas Policy Basket Portfolio

Amendment No. 1 to Form S-6

File No. 333-234117; ICA File No. 811-23095

Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 (the “Registration Statement”) of the above-referenced Series does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on October 22, 2019.

ALAIA MARKET LINKED TRUST		BEECH HILL SECURITIES, INC.

By: Beech Hill Securities, Inc.

As Depositor

By:	/s/ Vincent Iannuzzi	By:	/s/ Vincent Iannuzzi
Name: Vincent Iannuzzi		Name: Vincent Iannuzzi
Title: Chief Executive Officer		Title: Chief Executive Officer